Convertible Notes (Details Narrative)		12 Months Ended
	Sep. 19, 2024 $ / shares	Jun. 30, 2025 AUD ($) $ / shares shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Dec. 20, 2024 USD ($)	Dec. 20, 2024 AUD ($)
Convertible Notes
Conversion price	$ 0.25
Cash					$ 2,000,000	$ 1,000,000
Conversion of the convertible note, shares | shares		35,007,644
Conversion price per share		$ 0.25
Conversion of the convertible note, value | $		$ 13,076,290